Discontinued Operations (Details Narrative) - USD ($)	Jul. 02, 2014	Sep. 30, 2010	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Additinal paid in capital			$ 7,000,018	$ 6,838,283	$ 4,208,516
Lexi-Luu Designs, Inc [Member]
Additinal paid in capital	$ 373,408
Lexi-Luu Designs, Inc [Member] | Stock Purchase and Share Exchange Agreement [Member]
Number of common stock shares originally purchased from company		2,500,000
Lexi-Luu Designs, Inc [Member] | Hubert J. Blanchette [Member]
Number of common stock shares issued during period	2,500,000
Percentage of shares issued and outstanding	80.00%
Number of common stock shares for surrendered of interest in company	2,500,000